INVESTMENTS - Schedule of Government Bonds (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Total	S/ 38,383,357	S/ 39,450,078
Government bonds
Disclosure of financial assets [line items]
Total	12,396,158	12,246,655
Peruvian Government bonds
Disclosure of financial assets [line items]
Total	11,225,526	10,387,634
Colombian Government bonds
Disclosure of financial assets [line items]
Total	392,458	341,299
United States of America Government bonds
Disclosure of financial assets [line items]
Total	342,688	1,279,202
Panama Government bonds
Disclosure of financial assets [line items]
Total	194,799	108,069
Mexican Government bonds
Disclosure of financial assets [line items]
Total	73,441	7,089
Chilean Government bonds
Disclosure of financial assets [line items]
Total	73,059	79,282
Brazilian Government bonds
Disclosure of financial assets [line items]
Total	53,230	3,598
Philippine Government bonds
Disclosure of financial assets [line items]
Total	10,589	5,822
Qatari Government bonds
Disclosure of financial assets [line items]
Total	10,362	11,653
Others
Disclosure of financial assets [line items]
Total	S/ 20,006	S/ 23,007